As filed with the Securities and Exchange Commission on March 28, 2022

File Nos. 333-47732; 811-05343

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 347	☒

Genworth Life & Annuity VA Separate Account 1

(Exact Name of Registrant)

Genworth Life and Annuity Insurance Company

(Name of Depositor)

6610 West Broad Street Richmond, Virginia 23230

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6000

(Depositor’s Telephone Number, Including Area Code)

Michael D. Pappas, Esq

Associate General Counsel

Genworth Life and Annuity Insurance Company

6610 West Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☐  on (date) pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:    Flexible Premium Variable Deferred Annuity Contracts

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 55 to the Registration Statement, filed on August 11, 2021.

Registrant previously filed:

•     Post-Effective Amendment No. 56 on October 29, 2021, to delay the effective date of the Registration Statement to November 29, 2021;

•     Post-Effective Amendment No. 57 on November 24, 2021, to delay the effective date of the Registration Statement to December 29, 2021;

•     Post-Effective Amendment No. 58 on December 28, 2021, to delay the effective date of the Registration Statement to January 28, 2022;

•     Post-Effective Amendment No. 59 on January 26, 2022, to delay the effective date of the Registration Statement to February 27, 2022; and

•     Post-Effective Amendment No. 60 on February 24, 2022, to delay the effective date of the Registration Statement to March 29, 2022.

The new effective date is April 28, 2022. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted therein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of March 2022.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	March 28, 2022

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	March 28, 2022

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	March 28, 2022

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	March 28, 2022

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	March 28, 2022

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	March 28, 2022

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	March 28, 2022